Stock-Based Compensation Plans, Long-Term Incentive Plan (Details)	12 Months Ended
	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares	Aug. 31, 2018 shares $ / shares
Stock Options [Member]
Stock Options [Abstract]
Expiry period	P10Y
Vesting period	P4Y
Annual vesting percentage	25.00%
Number of Share Options [Abstract]
Outstanding (in shares)	0	0
Exercisable (in shares)	0	0
Performance Share Units [Member]
RSU Activity [Abstract]
Outstanding - Beginning of year (in shares)	0
Granted (in shares)	143,251
Outstanding - End of year (in shares)	143,251	0
Outstanding units redeemable (in shares)	0
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.84
Performance Share Units [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Vesting period	P3Y
Performance Share Units [Member] | Top of Range [Member]
Stock Options [Abstract]
Vesting period	P10Y
Restricted Stock Units [Member]
RSU Activity [Abstract]
Outstanding - Beginning of year (in shares)	1,836,446	1,615,152	1,611,330
Granted (in shares)	439,220	632,931	420,621
Redeemed (in shares)	(411,619)	(317,072)	(345,883)
Forfeited (in shares)	(150,932)	(94,565)	(70,916)
Outstanding - End of year (in shares)	1,713,115	1,836,446	1,615,152
Outstanding units redeemable (in shares)	0	0
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 4.02	$ 3.30	$ 4.22
Weighted-average market price of redeemed shares (in dollars per share) | $ / shares	$ 3.92	$ 3.20	$ 4.19
Restricted Stock Units [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Vesting period	P3Y
Restricted Stock Units [Member] | Top of Range [Member]
Stock Options [Abstract]
Vesting period	P10Y